Document and Entity Information	Oct. 07, 2020
Cover [Abstract]
Security Exchange Name	NONE
Amendment Flag	false
Entity Central Index Key	0001502034
Document Type	8-K
Document Period End Date	Oct. 07, 2020
Entity Registrant Name	GNC HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35113
Entity Tax Identification Number	20-8536244
Entity Address, Address Line One	300 Sixth Avenue
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15222
City Area Code	412
Local Phone Number	288-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.001 per share
Trading Symbol	GNCIQ
Entity Emerging Growth Company	false